Provisions (Tables)	12 Months Ended
Dec. 31, 2018
Text block1 [abstract]
Summary of Other Provisions

	€ million	€ million
Provisions	2018	2017
Due within one year	624	525
Due after one year	697	794

Total provisions	1,321	1,319

	€ million	€ million	€ million	€ million	€ million
			Brazil
Movements during 2018	Restructuring	Legal	indirect taxes	Other	Total
1 January 2018	352	192	356	419	1,319
Income Statement:
Charges	320	90	26	164	600
Releases	(51)	(10)	(55)	(116)	(232)
Reclassification (a)	(7)	16	(85)	76	—
Utilisation	(161)	(130)	(10)	(26)	(327)
Currency translation	(8)	(15)	(29)	13	(39)

31 December 2018	445	143	203	530	1,321

(a)	Includes amounts transferred between classes of provisions